SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13.	SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, Subsequent Events, the Company has analyzed its operations subsequent to September 30, 2021 to the date these condensed consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these condensed consolidated financial statements, except as follows:

On September 14, 2021, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with L1 Capital Global Master Fund (“L1”) pursuant to which it issued (i) a 10% original issue discount senior secured convertible note in the principal amount of $4,400,000 to L1 (the “L1 Note”) and (ii) a five-year warrant to purchase 813,278 shares of the Company’s common stock at an exercise price of $4.20 per share (“Warrant Shares”) in exchange for $3,960,000 (the “First Tranche Financing”). The Purchase Agreement also provided, subject to shareholder approval, for the issuance, subject to certain conditions, of an additional $1,500,000 of notes and warrants to purchase 277,777 shares of common stock (the “Second Tranche Financing”) on the same terms.

Pursuant to the Purchase Agreement, the Company entered into a registration rights agreement which, among other things, requires the Company to file a registration statement with the SEC to register for resale the shares issuable upon the conversion of the note and the exercise of the warrant within 35 days of entering into the Purchase Agreement, and have such registration statement deemed effective within 60 days or, in the event of a “full review” by the SEC within 75 days. L1 also has certain rights with respect to certain future debt or equity financings.

Prior to maturity on March 13, 2023, the L1 Note is convertible by L1 into common stock of the Company at a price of $4.20 per share (based on 150% of the value weighted average price (“VWAP”) of the common stock for five consecutive trading days prior to September 14, 2021, or approximately 1,047,619 shares, subject to anti-dilution adjustments in the event of financings at less than $4.20 but in no effect less than $0.54. If the stock price is below $4.20 and an event of default (as described in the Purchase Agreement) occurs, the conversion price will equal 80% of the lowest VWAP in the ten prior trading days.

The L1 Note is repayable in eighteen equal monthly installments with certain deferments or an acceleration of up to three months’ payments as described in the Note. The Company may repay the L1 Note in cash or shares of common stock at a price equal to the lesser of the then conversion price or 95% of the lowest daily VWAP during the ten consecutive trading days immediately preceding the monthly payment date, but in no event less than $1.92. In the event that VWAP drops below $1.92, the Company will have the right to pay at such VWAP with any shortfall paid in cash. If such monthly conversion price is less than $0.54, the Company is obligated to pay in cash. The L1 Note is senior to all other Company indebtedness and the Company’s obligations under the note are secured by all of the assets of the Company’s subsidiaries.

The L1 Note may not be converted and the warrant may not be exercised to the extent that after giving effect to the conversion or exercise, the noteholder or warrant holder, as the case may be, and its affiliates would beneficially own in excess of 4.99% of the outstanding shares of the Company’s common stock immediately after giving effect to such conversion or exercise provided such percentage may be increased to 9.99% upon 61 days prior notice to the Company of such proposed conversion or exercise. The warrant contains anti-dilution protection and provides for cashless exercise if no registration statement covering resale of the shares issuable upon the exercise of the warrant is effective.

The Company’s obligations under the Purchase Agreement and related transaction documents are guaranteed by the Company’s subsidiaries and its obligations under the L1 Note are secured by all of the assets of the Company and its subsidiaries.

The Company paid $35,000 to L1 for its legal fees and expenses and $316,800 to EF Hutton, division of Benchmark Investment, LLC, as placement agent for the financing.

On October 20, 2021, the Company and L1 entered into an amended and restated purchase agreement which increased the amount of the Second Tranche Financing from $1,500,000 to $6,000,000 and provides (i) for an amended and restated 10% original issue discount senior secured convertible note to be issued in exchange for the L1 Note pursuant to the Purchase Agreement and (ii) for the issuance of a five-year warrant to purchase 1,041,194 shares of the Company’s common stock at an exercise price of $4.20 per share.

In the event the principal amount of the L1 Note issued in the First Tranche Financing, when aggregated with the L1 Note to be issued in the Second Tranche Financing, exceeds 25% of the market capitalization of the Company’s common stock as reported by Bloomberg L.P, then the principal amount to be issued in the Second Tranche Financing will be limited to 25%, in the aggregate of both L1 Notes, unless waived in the sole discretion of the Purchaser.